TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	53.4%
Aerospace & Defense	2.3%
Boeing (The) Co. 6.26%, 05/01/27		$500,000	$506,640
TransDigm, Inc.,
6.75%, 08/15/28(a)		500,000	504,980
7.13%, 12/01/31(a)		150,000	155,319
6.38%, 05/31/33(a)		625,000	630,942
			1,797,881
Asset Management	1.5%
Ares Capital Corp. 7.00%, 01/15/27		150,000	151,520
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	178,313
Citadel L.P. 6.38%, 01/23/32(a)		330,000	343,543
Osaic Holdings, Inc. 6.75%, 08/01/32(a)		500,000	500,855
			1,174,231
Automotive	1.3%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		500,000	493,933
General Motors Co. 5.40%, 10/15/29		100,000	101,787
General Motors Financial Co., Inc. 5.35%, 07/15/27		450,000	453,812
			1,049,532
Banking	1.0%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	75,228
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	735,920
			811,148
Biotechnology & Pharmaceuticals	0.3%
Harrow, Inc. 8.63%, 09/15/30(a)		200,000	203,001
Capital Goods	1.1%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		500,000	494,752
Sonoco Products Co. 4.60%, 09/01/29		400,000	397,585
			892,337

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Support Services	1.9%
Brink's (The) Co. 6.75%, 06/15/32(a)		$250,000	$255,470
Deluxe Corp. 8.00%, 06/01/29(a)		1,000,000	1,007,107
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	260,444
			1,523,021
Construction Materials	0.6%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		450,000	459,530
Consumer Services	0.3%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		250,000	243,040
Diversified Industrials	0.2%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	191,070
E-Commerce Discretionary	0.8%
Wayfair LLC 6.75%, 11/15/32(a)		625,000	641,811
Electric Utilities	2.6%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	248,639
Public Service Co. of Oklahoma 5.45%, 01/15/36		1,000,000	1,010,037
Southern (The) Co. 3.70%, 04/30/30		400,000	386,508
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	252,705
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	195,845
			2,093,734
Electrical Equipment	1.9%
Hubbell, Inc. 3.15%, 08/15/27		150,000	147,902
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	494,546
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	481,384
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		250,000	254,460
6.63%, 03/15/32(a)		150,000	154,569
			1,532,861

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	0.5%
Quanta Services, Inc.,
4.75%, 08/09/27		$200,000	$200,510
5.25%, 08/09/34		165,000	166,869
			367,379
Food	0.4%
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	297,711
Gas & Water Utilities	1.4%
American Water Capital Corp. 2.95%, 09/01/27		200,000	196,892
Atmos Energy Corp. 5.20%, 08/15/35		410,000	415,751
National Fuel Gas Co. 5.95%, 03/15/35		500,000	514,827
			1,127,470
Health Care Facilities & Services	3.5%
DaVita, Inc. 6.88%, 09/01/32(a)		100,000	103,132
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	1,003,325
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(a)		500,000	485,872
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	243,588
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	198,648
UnitedHealth Group, Inc. 5.15%, 07/15/34		730,000	736,649
			2,771,214
Household Products	0.6%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		500,000	481,078
Industrial Support Services	1.3%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		500,000	521,278
United Rentals North America, Inc. 6.00%, 12/15/29(a)		500,000	508,154
			1,029,432
Institutional Financial Services	2.1%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		1,400,000	1,396,649
Morgan Stanley 3.95%, 04/23/27		200,000	199,348
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	52,499
			1,648,496

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	3.5%
American International Group, Inc. 5.13%, 03/27/33		$900,000	$906,054
Equitable Financial Life Global Funding 5.00%, 03/27/30(a)		700,000	702,184
Willis North America, Inc. 4.55%, 03/15/31		1,190,000	1,168,370
			2,776,608
Internet Media & Services	3.2%
Alphabet, Inc. 4.10%, 02/15/31		1,000,000	982,580
Expedia Group, Inc. 3.25%, 02/15/30		475,000	451,134
Match Group Holdings II LLC 6.13%, 09/15/33(a)		600,000	592,910
Meta Platforms, Inc. 4.88%, 05/15/33		550,000	545,030
			2,571,654
IT Services	1.1%
International Business Machines Corp. 5.70%, 02/10/55		750,000	718,045
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	123,111
			841,156
Leisure Facilities & Services	2.2%
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		350,000	361,880
McDonald's Corp. 3.50%, 03/01/27		400,000	398,150
Viking Ocean Cruises Ship VII Ltd. 5.63%, 02/15/29(a)		1,000,000	999,921
			1,759,951
Machinery	0.7%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	415,910
John Deere Capital Corp. 4.95%, 07/14/28		150,000	151,859
			567,769

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	3.8%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$325,000	$331,642
Kinder Morgan, Inc. 5.85%, 06/01/35		500,000	522,704
MPLX L.P. 5.40%, 04/01/35		750,000	749,442
Murphy Oil Corp. 6.00%, 10/01/32		500,000	497,997
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		200,000	213,837
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	414,925
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	254,985
			2,985,532
Oil, Gas Services & Equipment	0.3%
Oceaneering International, Inc. 07/15/34(a)(c)		200,000	203,153
Real Estate Investment Trusts	0.8%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	254,241
Realty Income Corp. 4.85%, 03/15/30		250,000	251,686
Ventas Realty L.P. 3.00%, 01/15/30		100,000	94,335
			600,262
Retail - Discretionary	2.0%
Bath & Body Works, Inc.,
6.63%, 10/01/30(a)		300,000	306,026
6.88%, 11/01/35		455,000	465,789
Genuine Parts Co. 4.95%, 08/15/29		275,000	274,333
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	396,112
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	157,489
			1,599,749
Semiconductors	0.6%
Broadcom, Inc. 4.55%, 02/15/32		500,000	493,257
Software	1.9%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	150,974
Crowdstrike Holdings, Inc. 3.00%, 02/15/29		350,000	333,838
Gen Digital, Inc. 6.25%, 04/01/33(a)		250,000	246,402

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oracle Corp. 4.90%, 02/06/33		$400,000	$379,250
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	397,452
			1,507,916
Specialty Finance	1.8%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		200,000	194,726
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	413,102
GATX Corp. 4.00%, 06/30/30		200,000	194,851
Rithm Capital Corp. 8.00%, 07/15/30(a)		300,000	299,238
Rocket Cos, Inc. 6.13%, 08/01/31(a)		350,000	357,462
			1,459,379
Technology Hardware	3.6%
Arrow Electronics, Inc. 5.88%, 04/10/34		700,000	720,421
Dell International LLC/EMC Corp.,
4.35%, 02/01/30		660,000	651,590
4.50%, 02/15/31		700,000	690,282
Hewlett Packard Enterprise Co. 4.50%, 03/23/28		750,000	749,002
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	53,314
			2,864,609
Telecommunications	1.4%
T-Mobile USA, Inc. 2.25%, 11/15/31		1,000,000	877,745
Yondr JK 1 LLC 6.88%, 06/30/31(a)		250,000	250,628
			1,128,373
Transportation & Logistics	0.6%
RXO, Inc. 6.38%, 05/15/31(a)		500,000	506,945
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		50,000	51,406
Wholesale - Consumer Staples	0.2%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	151,835
TOTAL CORPORATE BONDS (Cost $42,464,645)			42,405,531

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	6.7%
U.S. Government Agencies	6.7%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		$169,229	$167,596
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,367,825	1,349,193
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		395,975	391,590
Fannie Mae Pool #MA5313, 5.50%, 03/01/44		1,991,851	2,046,149
Fannie Mae Pool #MA5498, 6.00%, 10/01/54		1,302,950	1,333,069
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,242,155)			5,287,597
U.S. GOVERNMENT OBLIGATIONS	37.9%
U.S. Treasury Bonds, 4.38%, 08/15/43		250,000	235,078
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,125,281
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	669,199
U.S. Treasury Bonds, 4.25%, 08/15/54		1,000,000	892,813
U.S. Treasury Notes, 4.00%, 02/29/28		950,000	947,477
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	395,297
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	990,078
U.S. Treasury Notes, 3.63%, 08/31/29		1,000,000	983,984
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	979,688
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	247,734
U.S. Treasury Notes, 3.88%, 12/31/29		1,000,000	990,156
U.S. Treasury Notes, 4.00%, 03/31/30		2,500,000	2,484,082
U.S. Treasury Notes, 4.00%, 05/31/30		250,000	248,311
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	297,820
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,057,096
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	254,482
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	342,344

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 09/30/31		$1,700,000	$1,652,453
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,592,063
U.S. Treasury Notes, 4.13%, 11/15/32		1,500,000	1,486,524
U.S. Treasury Notes, 3.75%, 11/30/32		1,500,000	1,455,000
U.S. Treasury Notes, 4.50%, 11/15/33		2,850,000	2,878,611
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	244,238
U.S. Treasury Notes, 3.88%, 08/15/34		3,250,000	3,139,170
U.S. Treasury Notes, 4.63%, 02/15/35		1,250,000	1,269,824
U.S. Treasury Notes, 4.25%, 08/15/35		1,500,000	1,480,898
U.S. Treasury Notes, 4.00%, 11/15/35		750,000	725,508
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $30,864,136)			30,065,209

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(d)		1,257,187	1,257,187
TOTAL SHORT-TERM INVESTMENTS (Cost $1,257,187)			1,257,187
TOTAL INVESTMENTS (Cost $79,828,123)	99.6%		79,015,524
NET OTHER ASSETS (LIABILITIES)	0.4%		299,932
NET ASSETS	100.0%		$79,315,456

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $15,889,084 or 20% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security.
(c)When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(d)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

At June 30, 2026 the TSW Core Plus Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	44.6%
AA	1.9
A	7.7
BBB	26.6
BB	10.7
BB-	0.3
B	5.9
B-	0.3
Cash equivalents	1.6
Total	99.6%

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Brazil	3.7%
Arcos Dorados Holdings, Inc. - Class A		7,200	$58,032
Banco BTG Pactual S.A.(a)		7,700	80,680
Natura Cosmeticos S.A.(a)		44,900	75,930
XP, Inc. - Class A		3,100	50,406
			265,048
Canada	1.5%
Fairfax India Holdings Corp.(a)(b)		5,900	107,970
China	15.3%
Alibaba Group Holding Ltd. - Class W		11,700	138,514
Contemporary Amperex Technology Co. Ltd. - Class A		900	52,087
Kuaishou Technology(b)		11,300	59,937
Kweichow Moutai Co. Ltd. - Class A		400	69,830
NetEase, Inc.		5,400	139,357
Shanghai Hanbell Precise Machinery Co. Ltd. - Class A		27,300	149,068
SITC International Holdings Co. Ltd.		24,400	97,627
Tencent Holdings Ltd.		4,000	219,206
Trip.com Group Ltd.(a)		1,300	51,650
Zijin Mining Group Co. Ltd. - Class H		28,500	99,568
			1,076,844
Greece	0.9%
Motor Oil Hellas Corinth Refineries S.A.		1,500	65,779
Hong Kong	2.1%
Lenovo Group Ltd.		50,800	149,106
Hungary	1.0%
Richter Gedeon Nyrt		1,900	73,534
India	5.9%
360 ONE WAM Ltd.		6,900	78,331
HDFC Bank Ltd.		8,100	68,281
HEG Ltd.		11,700	63,865
ICICI Bank Ltd. - ADR		3,800	110,314
Reliance Industries Ltd. - GDR(b)		1,700	94,180
			414,971
Kazakhstan	1.1%
Halyk Savings Bank of Kazakhstan JSC - GDR - REG		2,700	80,865
Mexico	2.1%
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		4,600	52,346
Vista Energy S.A.B. de C.V. - ADR(a)		1,500	95,700
			148,046
Philippines	2.3%
International Container Terminal Services, Inc.		6,790	98,470
Puregold Price Club, Inc.		94,400	62,451
			160,921
1

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	1.2%
Allegro.eu S.A.(a)(b)		8,300	$83,435
Saudi Arabia	0.5%
Saudi Awwal Bank		4,500	38,758
South Africa	2.3%
Naspers Ltd. - Class N		3,200	160,316
South Korea	20.5%
Hugel, Inc.(a)		500	85,200
Hyundai Motor Co.		300	95,850
KINX, Inc.		800	54,889
Krafton, Inc.(a)		700	106,629
Meritz Financial Group, Inc.(a)		1,000	68,160
Park Systems Corp.		500	80,197
Samsung Electronics Co. Ltd.		2,900	625,186
Shinhan Financial Group Co. Ltd.		2,600	160,769
SK hynix, Inc.		100	171,045
			1,447,925
Taiwan	20.6%
Accton Technology Corp.		1,500	117,480
Acter Group Corp. Ltd.		3,800	153,878
E Ink Holdings, Inc.		27,900	187,860
Fusheng Precision Co. Ltd.		9,600	76,995
Taiwan Semiconductor Manufacturing Co. Ltd.		12,100	915,386
			1,451,599
Thailand	1.4%
Minor International PCL - REG		129,500	96,285
Turkey	2.3%
Coca-Cola Icecek A.S.		57,100	101,662
KOC Holding A.S.		14,000	58,076
			159,738
United Arab Emirates	2.0%
Emaar Properties PJSC		25,300	82,111
Yalla Group Ltd. - ADR(a)		10,200	55,998
			138,109
United Kingdom	5.0%
Anglo American PLC		2,300	112,790
Georgia Capital PLC(a)		2,700	149,703
Investec PLC		11,300	90,008
			352,501
United States	5.6%
ACM Research, Inc. - Class A(a)		1,900	241,091
MercadoLibre, Inc.(a)		50	84,870
Tecnoglass, Inc.		1,500	70,215
			396,176
2

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Vietnam	1.0%
Mobile World Investment Corp.		24,400	$72,426
TOTAL COMMON STOCKS (Cost $4,875,721)			6,940,352
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(c)		106,009	106,009
TOTAL SHORT-TERM INVESTMENTS (Cost $106,009)			106,009
TOTAL INVESTMENTS (Cost $4,981,730)	99.8%		7,046,361
NET OTHER ASSETS (LIABILITIES)	0.2%		11,920
NET ASSETS	100.0%		$7,058,281

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $345,522 or 5% of net assets.

(c)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Information Technology	35.1%
Financials	15.3
Consumer Discretionary	13.1
Industrials	11.2
Communication Services	9.1
Consumer Staples	4.5
Energy	3.6
Materials	3.0
Health Care	2.2
Real Estate	1.2
Total	98.3%
3

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	97.8%
Aerospace & Defense	1.4%
TransDigm, Inc. 6.38%, 05/31/33(a)		$125,000	$126,188
Asset Management	1.2%
Citadel L.P. 6.38%, 01/23/32(a)		100,000	104,104
Automotive	6.2%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		250,000	246,967
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l. 6.13%, 04/15/31(a)		150,000	149,994
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l. 7.75%, 05/31/32(a)		150,000	157,498
			554,459
Biotechnology & Pharmaceuticals	1.4%
Harrow, Inc. 8.63%, 09/15/30(a)		125,000	126,875
Cable & Satellite	1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	88,267
Commercial Support Services	5.2%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	156,228
Deluxe Corp. 8.00%, 06/01/29(a)		150,000	151,066
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	156,266
			463,560
Construction Materials	1.1%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		100,000	102,118
Consumer Services	1.9%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		100,000	97,216
Upbound Group, Inc. 6.38%, 02/15/29(a)		75,000	74,342
			171,558
Containers & Packaging	1.1%
Graphic Packaging International LLC 6.38%, 07/15/32(a)		100,000	100,893
E-Commerce Discretionary	2.0%
Wayfair LLC 6.75%, 11/15/32(a)		175,000	179,707
Electric Utilities	1.7%
Talen Energy Supply LLC 6.38%, 05/01/33(a)		150,000	149,811
1

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	2.3%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/32(a)		$200,000	$207,494
Food	2.2%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	198,474
Health Care Facilities & Services	1.4%
DaVita, Inc. 6.88%, 09/01/32(a)		25,000	25,783
Global Medical Response, Inc. 7.38%, 10/01/32(a)		100,000	103,626
			129,409
Household Products	1.6%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		150,000	144,323
Industrial Support Services	3.4%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		200,000	208,511
Synergy Infrastructure Holdings LLC 7.00%, 07/15/34(a)		100,000	101,434
			309,945
Institutional Financial Services	2.6%
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	236,245
Internet Media & Services	1.7%
Match Group Holdings II LLC 6.13%, 09/15/33(a)		150,000	148,227
IT Services	1.4%
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	123,111
Leisure Facilities & Services	3.5%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	155,471
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		150,000	155,091
			310,562
2

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	9.7%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$125,000	$127,555
Murphy Oil Corp. 6.00%, 10/01/32		125,000	124,499
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		125,000	133,648
Permian Resources Operating LLC 9.88%, 07/15/31(a)		147,000	154,502
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	182,364
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	152,991
			875,559
Oil, Gas Services & Equipment	1.7%
Oceaneering International, Inc. 07/15/34(a)(b)		150,000	152,365
Real Estate Investment Trusts	4.5%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	252,619
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	152,966
			405,585
Retail - Discretionary	12.1%
Advance Auto Parts, Inc. 7.00%, 08/01/30(a)		150,000	153,801
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	307,114
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	148,215
Builders FirstSource, Inc. 6.38%, 03/01/34(a)		145,000	146,581
Dillard's, Inc. 7.75%, 07/15/26		175,000	175,208
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	157,489
			1,088,408
Software	3.0%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	150,974
Gen Digital, Inc. 6.25%, 04/01/33(a)		125,000	123,201
			274,175
3

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	12.4%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		$200,000	$194,726
EZCORP, Inc. 7.38%, 04/01/32(a)		150,000	157,213
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	309,826
Rithm Capital Corp. 8.00%, 07/15/30(a)		150,000	149,619
Rocket Cos, Inc. 6.13%, 08/01/31(a)		150,000	153,198
WS Escrow LLC 7.75%, 06/01/33(a)		150,000	154,023
			1,118,605
Technology Hardware	3.3%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	138,617
Seagate HDD Cayman 8.50%, 07/15/31		150,000	156,747
			295,364
Telecommunications	2.8%
WULF Compute LLC 7.75%, 10/15/30(a)		100,000	105,035
Yondr JK 1 LLC 6.88%, 06/30/31(a)		150,000	150,376
			255,411
Transportation & Logistics	1.1%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	101,216
Transportation Equipment	2.3%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	205,625
Wholesale - Consumer Staples	0.6%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		57,000	57,007
TOTAL CORPORATE BONDS (Cost $8,744,455)			8,804,650

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(c)		204,271	204,271
TOTAL SHORT-TERM INVESTMENTS (Cost $204,271)			204,271
TOTAL INVESTMENTS (Cost $8,948,726)	100.1%		9,008,921
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(10,368)
NET ASSETS	100.0%		$8,998,553

4

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $7,728,588 or 86% of net assets.

(b)When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(c)7-day current yield as of June 30, 2026 is disclosed.
At June 30, 2026 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	4.3%
BB	54.0
BB-	1.7
B	32.8
B-	1.4
Cash equivalents	2.3
Not Rated	3.6
Total	100.1%
5

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.4%
Belgium	3.9%
Anheuser-Busch InBev S.A./N.V. - ADR		17,000	$1,400,800
Curacao	1.9%
SLB Ltd.		14,500	674,105
Denmark	1.0%
Novo Nordisk A/S - ADR		8,000	383,520
Germany	2.0%
Bayer A.G. - ADR		52,500	719,250
Ireland	3.1%
Medtronic PLC		5,000	391,150
Willis Towers Watson PLC		2,800	731,836
			1,122,986
Japan	1.8%
Nintendo Co. Ltd. - ADR		61,000	639,280
Netherlands	1.6%
AerCap Holdings N.V.		4,000	583,120
United States	75.1%
Adobe, Inc.(a)		3,000	615,060
Amazon.com, Inc.(a)		2,000	476,680
Becton Dickinson & Co.		4,300	650,719
Berkshire Hathaway, Inc. - Class B(a)		3,200	1,601,248
Capital One Financial Corp.		4,096	821,739
Charter Communications, Inc. - Class A(a)		8,700	1,237,227
Chevron Corp.		7,200	1,193,472
Cigna (The) Group		2,709	746,817
Citigroup, Inc.		6,000	839,760
Corpay, Inc.(a)		1,000	333,270
Crown Castle, Inc.		19,000	1,438,870
CVS Health Corp.		7,200	744,840
Dominion Energy, Inc.		19,000	1,297,510
Elevance Health, Inc.		3,300	1,276,209
Evergy, Inc.		17,100	1,477,953
FedEx Corp.		1,500	469,695
First Citizens BancShares, Inc. - Class A		300	624,237
Fiserv, Inc.(a)		24,300	1,191,915
Global Payments, Inc.		11,800	856,208
HF Sinclair Corp.		10,000	696,500
Jacobs Solutions, Inc.		3,000	378,000
Kinder Morgan, Inc.		34,600	1,106,162
Kraft Heinz (The) Co.		62,800	1,483,336
Lockheed Martin Corp.		700	356,622
McKesson Corp.		400	302,240
Merck & Co., Inc.		6,000	771,000
Occidental Petroleum Corp.		13,000	631,410
1

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pfizer, Inc.		20,700	$498,456
Progressive (The) Corp.		3,600	786,420
Regeneron Pharmaceuticals, Inc.		1,500	935,310
Sirius XM Holdings, Inc.		12,633	373,179
SS&C Technologies Holdings, Inc.		14,000	868,700
			27,080,764
TOTAL COMMON STOCKS (Cost $28,654,887)			32,603,825
SHORT-TERM INVESTMENTS	9.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(b)		3,449,127	3,449,127
TOTAL SHORT-TERM INVESTMENTS (Cost $3,449,127)			3,449,127
TOTAL INVESTMENTS (Cost $32,104,014)	99.9%		36,052,952
NET OTHER ASSETS (LIABILITIES)	0.1%		21,027
NET ASSETS	100.0%		$36,073,979

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2026 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Financials	21.6%
Health Care	20.5
Energy	12.0
Consumer Staples	8.0
Utilities	7.7
Industrials	7.4
Communication Services	6.2
Real Estate	4.0
Information Technology	1.7
Consumer Discretionary	1.3
Total	90.4%
2